INCOME TAXES	6 Months Ended
Jun. 30, 2023
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXESThe company's effective income tax rate was 16.9% for the six months ended June 30, 2023 (2022: 29.8% ). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income or loss not subject to tax.